UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21674
Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
March 31, 2007

Shares	Description	Value

	Common Stocks – 97.1%

	Aerospace & Defense – 2.3%

79,265	Boeing Company	$7,047,451
133,500	Honeywell International Inc.	6,149,010
26,000	Lockheed Martin Corporation	2,522,520
41,700	Northrop Grumman Corporation	3,094,974
46,000	Raytheon Company	2,413,160
107,600	United Technologies Corporation	6,994,000

	Total Aerospace & Defense	28,221,115

	Air Freight & Logistics – 0.6%

97,866	United Parcel Service, Inc., Class B	6,860,407

	Airlines – 0.2%

93,200	AMR Corporation-DEL, (1)	2,837,940

	Automobiles – 0.4%

82,581	General Motors Corporation	2,530,282
35,100	Harley-Davidson Inc.	2,062,125

	Total Automobiles	4,592,407

	Beverages – 1.1%

176,250	Coca-Cola Company	8,460,000
83,200	PepsiCo, Inc.	5,288,192

	Total Beverages	13,748,192

	Biotechnology – 1.9%

87,961	Amgen Inc., (1)	4,915,261
117,884	Biogen Idec Inc., (1)	5,231,692
44,700	Genentech, Inc., (1)	3,670,764
36,400	Genzyme Corporation, (1)	2,184,728
92,100	Gilead Sciences, Inc., (1)	7,045,650
8,672	Sepracor Inc., (1)	404,375

	Total Biotechnology	23,452,470

	Capital Markets – 3.3%

156,050	Charles Schwab Corporation	2,854,155
26,800	Goldman Sachs Group, Inc.	5,537,684
308,177	JPMorgan Chase & Co.	14,909,603
32,749	Legg Mason, Inc.	3,085,283
132,250	Morgan Stanley	10,416,010
136,400	Waddell & Reed Financial, Inc., Class A	3,180,848

	Total Capital Markets	39,983,583

	Chemicals – 1.7%

63,500	Dow Chemical Company	2,912,110
137,700	E.I. Du Pont de Nemours and Company	6,806,511
46,050	Eastman Chemical Company	2,916,347
72,000	Lubrizol Corporation	3,710,160
26,400	Lyondell Chemical Company	791,208
4,287	NL Industries Inc.	46,728
152,650	RPM International, Inc.	3,526,215

	Total Chemicals	20,709,279

	Commercial Banks – 4.5%

32,200	Banco Bradesco SA	1,302,168
485,130	Bank of America Corporation	24,751,333
113,756	Commerce Bancorp, Inc.	3,797,175
30,000	F.N.B. Corporation PA	505,500
11,515	HSBC Holdings PLC, Sponsored ADR	1,011,132
91,300	Lloyds TSB Group PLC, Sponsored ADR	4,060,111
283,700	U.S. Bancorp.	9,920,989
41,702	Wachovia Corporation	2,295,695
217,900	Wells Fargo & Company	7,502,297

	Total Commercial Banks	55,146,400

	Commercial Services & Supplies – 2.2%

98,100	Automatic Data Processing, Inc.	4,748,040
39,600	Corporate Executive Board Company	3,008,016
88,440	Deluxe Corporation	2,965,393
47,530	Fair Isaac Corporation	1,838,460
12,537	Getty Images Inc., (1)	609,674
57,150	Manpower Inc.	4,215,956
49,600	R.R. Donnelley & Sons Company	1,814,864
267,200	ServiceMaster Company	4,112,208
16,055	Sirva Inc., (1)	57,316
48,264	Synagro Technologies, Inc.	275,105
95,550	Waste Management, Inc.	3,287,876

	Total Commercial Services & Supplies	26,932,908

	Communications Equipment – 5.3%

67,678	ADTRAN, Inc.	1,647,959
880,708	Cisco Systems, Inc., (1)	22,484,475
184,500	Corning Incorporated, (1)	4,195,530
55,800	Harris Corporation	2,843,010
243,800	Motorola, Inc.	4,307,946
552,115	QUALCOMM Inc.	23,553,226
44,412	Research In Motion Limited, (1)	6,061,794

	Total Communications Equipment	65,093,940

	Computers & Peripherals – 4.7%

326,729	Apple Computer, Inc., (1)	30,356,390
46,900	Dell Inc., (1)	1,088,549
222,900	EMC Corporation, (1)	3,087,165
317,700	Hewlett-Packard Company	12,752,478
63,117	International Business Machines Corporation (IBM)	5,949,408
57,350	McAfee Inc., (1)	1,667,738
46,028	Network Appliance Inc., (1)	1,680,943

	Total Computers & Peripherals	56,582,671

	Consumer Finance – 0.3%

31,000	American Express Company	1,748,400
55,700	Western Union Company	1,222,615

	Total Consumer Finance	2,971,015

	Containers & Packaging – 0.8%

206,200	Packaging Corp. of America	5,031,280
127,450	Sonoco Products Company	4,789,571

	Total Containers & Packaging	9,820,851

	Diversified Financial Services – 3.7%

56,200	A. G. Edwards, Inc.	3,887,916
1,171	Capitalsource Inc.	29,427
11,000	Chicago Merchantile Exchange	5,857,060
549,300	Citigroup Inc.	28,201,062
33,900	Eaton Vance Corporation	1,208,196
126,150	ING Group N.V., Sponosred ADR	5,339,930

	Total Diversified Financial Services	44,523,591

	Diversified Telecommunication Services – 3.5%

745,702	AT&T Inc.	29,403,021
163,538	Citizens Communications Company	2,444,893
13,679	Level 3 Communications Inc., (1)	83,442
110,023	Sprint Nextel Corporation	2,086,036
219,641	Verizon Communications Inc.	8,328,787

	Total Diversified Telecommunication Services	42,346,179

	Electric Utilities – 1.2%

38,400	Ameren Corporation	1,931,520
30,800	Companhia Energetica de Minas Gerais	1,498,420
884	CPFL Energia SA	37,393
40,998	Duquesne Light Holdings Inc.	811,350
113,550	Great Plains Energy Incorporated	3,684,698
92,500	OGE Energy Corp.	3,589,000
118,050	Pepco Holdings, Inc.	3,425,811

	Total Electric Utilities	14,978,192

	Electrical Equipment – 1.1%

52,646	Cooper Industries, Ltd., Class A	2,368,544
161,600	Emerson Electric Co.	6,963,344
47,150	Hubbell Incorporated, Class B	2,274,516
39,000	Rockwell Automation, Inc.	2,334,930

	Total Electrical Equipment	13,941,334

	Electronic Equipment & Instruments – 0.4%

122,860	Gentex Corporation	1,996,475
51,200	Roper Industries Inc.	2,809,856

	Total Electronic Equipment & Instruments	4,806,331

	Energy Equipment & Services – 1.9%

45,800	Diamond Offshore Drilling, Inc.	3,707,510
50,173	ENSCO International Incorporated	2,729,411
194,500	Halliburton Company	6,173,430
57,216	Patterson-UTI Energy, Inc.	1,283,927
75,000	Schlumberger Limited	5,182,500
77,621	Tidewater Inc.	4,547,038

	Total Energy Equipment & Services	23,623,816

	Food & Staples Retailing – 1.3%

86,506	CVS Corporation	2,953,315
49,900	Kroger Co.	1,409,675
33,114	SUPERVALU Inc.	1,293,764
57,385	Walgreen Co.	2,633,398
159,506	Wal-Mart Stores, Inc.	7,488,807

	Total Food & Staples Retailing	15,778,959

	Food Products – 0.4%

61,000	Monsanto Company	3,352,560
90,000	Sara Lee Corporation	1,522,800

	Total Food Products	4,875,360

	Gas Utilities – 1.2%

24,400	AGL Resources Inc.	1,042,368
149,850	Atmos Energy Corporation	4,687,308
122,400	Nicor Inc.	5,926,608
22,569	Piedmont Natural Gas Company	595,370
89,308	Spectra Energy Corporation	2,346,121

	Total Gas Utilities	14,597,775

	Health Care Equipment & Supplies – 0.6%

83,900	Baxter International Inc.	4,419,013
65,280	Boston Scientific Corporation, (1)	949,171
35,700	Hillenbrand Industries	2,119,509

	Total Health Care Equipment & Supplies	7,487,693

	Health Care Providers & Services – 1.7%

47,762	Aetna Inc.	2,091,498
7,100	AmericGroup Corporation, (1)	215,840
37,826	Coventry Health Care, Inc., (1)	2,120,147
337,644	Health Management Associates Inc.	3,670,190
43,000	Mentor Corporation	1,978,000
53,350	Tenet Helathcare Corporation, (1)	343,041
109,215	UnitedHealth Group Incorporated	5,785,119
60,402	Wellpoint Inc., (1)	4,898,602

	Total Health Care Providers & Services	21,102,437

	Hotels Restaurants & Leisure – 1.4%

68,500	International Game Technology	2,766,030
218,400	McDonald’s Corporation	9,838,920
1,310	OSI Restaurant Partners Inc.	51,745
45,500	Starwood Hotels & Resorts Worldwide, Inc.	2,950,675
18,649	Wynn Resorts Ltd	1,769,044

	Total Hotels Restaurants & Leisure	17,376,414

	Household Durables – 1.0%

184,850	Newell Rubbermaid Inc.	5,746,987
44,700	Stanley Works	2,474,592
52,780	Whirlpool Corporation	4,481,550

	Total Household Durables	12,703,129

	Household Products – 1.5%

61,100	Colgate-Palmolive Company	4,080,869
232,575	Procter & Gamble Company	14,689,437

	Total Household Products	18,770,306

	Industrial Conglomerates – 3.1%

9,932	3M Co.	759,103
908,350	General Electric Company	32,119,255
57,800	Genuine Parts Company	2,832,200
45,300	Tyco International Ltd.	1,429,215

	Total Industrial Conglomerates	37,139,773

	Insurance – 2.0%

43,400	Allstate Corporation	2,606,604
120,020	American International Group, Inc.	8,067,744
118,050	Arthur J. Gallagher & Co.	3,344,357
53,486	Fidelity National Title Group Inc., Class A	1,284,199
105,900	Marsh & McLennan Companies, Inc.	3,101,811
35,150	Mercury General Corporation	1,864,356
81,750	Unitrin, Inc.	3,847,973

	Total Insurance	24,117,044

	Internet & Catalog Retail – 0.3%

62,150	Amazon.com, Inc., (1)	2,472,949
45,134	IAC/InterActiveCorp., (1)	1,702,003

	Total Internet & Catalog Retail	4,174,952

	Internet Software & Services – 2.9%

2,500	Baidu.com, Inc., (1)	241,375
392,000	Earthlink, Inc., (1)	2,881,200
173,114	eBay Inc., (1)	5,738,729
41,698	Google Inc., Class A, (1)	19,104,356
265,070	United Online, Inc.	3,718,932
109,390	Yahoo! Inc., (1)	3,422,813

	Total Internet Software & Services	35,107,405

	IT Services – 0.6%

7,300	aQuantive, Inc., (1)	203,743
53,300	BearingPoint Inc., (1)	408,278
33,400	Digital River, Inc., (1)	1,845,350
87,200	Electronic Data Systems Corporation	2,413,696
26,178	Fidelity National Information Services	1,190,052
55,700	First Data Corporation	1,498,330

	Total IT Services	7,559,449

	Leisure Equipment & Products – 0.3%

85,100	Mattel, Inc.	2,346,207
34,500	Polaris Industries Inc.	1,655,310

	Total Leisure Equipment & Products	4,001,517

	Machinery – 1.5%

105,200	Caterpillar Inc.	7,051,556
52,750	Graco Inc.	2,065,690
23,730	Joy Global Inc.	1,018,017
76,400	SPX Corporation	5,363,280
67,000	Timken Company	2,030,770

	Total Machinery	17,529,313

	Marine – 0.0%

20,735	Eagle Bulk Shipping Inc.	402,052

	Media – 2.6%

11,039	Cablevision Systems Corporation				335,917
19,550	Catalina Marketing Corporation				617,389
17,100	CBS Corporation, Class B				523,089
107,200	Citadel Broadcasting Corporation				1,019,472
71,700	Clear Channel Communications, Inc.				2,512,368
12,600	Dow Jones & Company, Inc.				434,322
51,300	Entrcom Communications Corporation				1,445,634
10,982	Idearc Inc.				385,468
8,687	Live Nation Inc., (1)				191,635
144,450	News Corporation, Class A				3,339,684
28,475	Omnicom Group Inc.				2,915,271
14,800	R. H. Donnelley Corporation, (1)				1,049,172
234,500	Regal Entertainment Group, Class A				4,659,515
345,566	Sirius Satellite Radio Inc., (1)				1,105,811
19,800	Time Warner Inc.				390,456
46,400	Viacom Inc., Class B, (1)				1,907,504
144,300	Walt Disney Company				4,968,249
192,470	Westwood One, Inc.				1,322,269
189,337	XM Satellite Radio Holdings Inc., Class A, (1)				2,446,234

	Total Media				31,569,459

	Metals & Mining – 1.0%

52,210	Alcoa Inc.				1,769,919
147,387	Companhia Siderurgica Nacional S.A., Sponsored ADR				6,314,059
58,775	Southern Copper Corporation				4,211,817

	Total Metals & Mining				12,295,795

	Multiline Retail – 1.1%

12,800	Family Dollar Stores				379,136
66,792	Federated Department Stores, Inc.				3,008,980
93,000	Nordstrom, Inc.				4,923,420
9,977	Sears Holding Corporation, (1)				1,797,456
44,400	Target Corporation				2,631,144

	Total Multiline Retail				12,740,136

	Multi-Utilities – 1.3%

181,250	Duke Energy Corporation				3,677,563
88,300	National Fuel Gas Company				3,819,858
95,800	ONEOK, Inc.				4,311,000
42,100	Public Service Enterprise Group Incorporated				3,495,984

	Total Multi-Utilities				15,304,405

	Oil, Gas, & Consumable Fuels – 5.1%

183,650	Chevron Corporation				13,582,754
74,000	ConocoPhillips				5,057,900
531,473	Exxon Mobil Corporation				40,099,637
20,922	General Maritime Corporation				604,227
44,960	Norsk Hydro ASA				1,475,587
2,417	Occidental Petroleum Corporation				119,182
15,611	Royal Dutch Shell PLC, Class A				1,035,009

	Total Oil, Gas, & Consumable Fuels				61,974,296

	Paper & Forest Products – 0.1%

37,000	Bowater Incorporated				881,340

	Pharmaceuticals – 7.0%

152,900	Abbott Laboratories				8,531,820
406,450	Bristol-Myers Squibb Company				11,283,052
108,800	Celgene Corporation, (1)				5,707,648
24,800	CV Therapeutics Inc., (1)				195,176
92,538	Eli Lilly and Company				4,970,216
49,700	GlaxoSmithKline PLC, ADR				2,746,422
111,950	Johnson & Johnson				6,746,107
381,350	Merck & Co. Inc.				16,844,230
6,000	Neurocrine Biosciences Inc., (1)				75,000
698,250	Pfizer Inc.				17,637,795
124,850	Schering-Plough Corporation				3,184,924
139,850	Wyeth				6,996,696

	Total Pharmaceuticals				84,919,086

	Real Estate – 1.8%

277,600	Crescent Real Estate Equities Company				5,568,656
4,742	Deerfield Triarc Capital Corporation				71,083
56,800	First Industrial Realty Trust, Inc.				2,573,040
59,500	Health Care REIT, Inc.				2,612,050
86,441	Hospitality Properties Trust				4,045,439
18,978	Host Marriott Corporation				499,311
149,200	HRPT Properties Trust				1,835,160
112,500	Nationwide Health Properties, Inc.				3,516,750
4,210	Newcastle Investment Corporation				116,743
45,363	NovaStar Financial Inc.				226,815
5,793	RAIT Investment Trust				161,856

	Total Real Estate Investment Trust				21,226,903

	Road & Rail – 0.1%

15,000	Union Pacific Corporation				1,523,250

	Semiconductors & Equipment – 4.1%

84,500	Advanced Micro Devices, Inc., (1)				1,103,570
67,374	Altera Corporation, (1)				1,346,806
110,003	Analog Devices, Inc.				3,794,003
253,400	Applied Materials, Inc.				4,642,288
131,882	Broadcom Corporation, Class A, (1)				4,229,456
955,665	Intel Corporation				18,281,871
26,000	Intersil Holding Corporation, Class A				688,740
4,607	KLA-Tencor Corporation				245,645
55,742	Linear Technology Corporation				1,760,890
87,187	Marvell Technology Group Ltd., (1)				1,465,613
6,035	Maxim Integrated Products, Inc.				177,429
123,350	National Semiconductor Corporation				2,977,669
213,250	Texas Instruments Incorporated				6,418,825
111,960	Xilinx, Inc.				2,880,731

	Total Semiconductors & Equipment				50,013,536

	Software – 6.6%

82,841	Activision Inc., (1)				1,569,009
187,925	Adobe Systems Incorporated, (1)				7,836,473
36,736	Akamai Technologies, Inc., (1)				1,833,861
68,043	Autodesk, Inc., (1)				2,558,417
10,900	Blackboard, Inc., (1)				366,567
321,900	CNET Networks, Inc., (1)				2,803,749
1,604,178	Microsoft Corporation				44,708,439
44,240	NAVTEQ Corporation, (1)				1,526,280
671,102	Oracle Corporation, (1)				12,167,079
16,715	Red Hat, Inc., (1)				383,275
41,500	SAP AG, Sponsored ADR				1,852,975
88,788	VeriSign, Inc., (1)				2,230,355

	Total Software				79,836,479

	Specialty Retail – 2.7%

20,800	Abercrombie & Fitch Co., Class A				1,574,144
56,354	American Eagle Outfitters, Inc.				1,690,056
88,950	Best Buy Co., Inc.				4,333,644
13,700	Cabela’s Incorporated, (1)				339,897
69,800	CarMax, Inc., (1)				1,712,892
47,380	Chico’s FAS, Inc., (1)				1,157,493
81,900	Claire’s Stores, Inc.				2,630,628
64,850	Gap, Inc.				1,116,069
191,284	Home Depot, Inc.				7,027,774
126,450	Limited Brands, Inc.				3,295,287
109,500	Lowe’s Companies, Inc.				3,448,155
440,860	Pier 1 Imports, Inc.				3,046,343
106,640	Tuesday Morning Corporation				1,582,538

	Total Specialty Retail				32,954,920

	Thrifts & Mortgage Finance – 0.3%

3,312	Capitol Federal Financial				125,227
188,076	New York Community Bancorp, Inc.				3,308,257
5,503	Thornburg Mortgage Inc.				143,078

	Total Thrifts & Mortgage Finance				3,576,562

	Tobacco – 2.1%

221,400	Altria Group, Inc.				19,441,134
42,914	Loews Corp – Carolina Group				3,244,728
45,400	Reynolds American Inc.				2,833,414

	Total Tobacco				25,519,276

	Transportation Infrastructure – 0.0%

2,000	Stolt-Nielsen S.A., Sponsored ADR				59,020

	Wireless Telecommunication Services – 0.3%

84,500	China Mobile Hong Kong Limited, Sponsored ADR				3,789,825

	Total Common Stocks (cost $950,230,057)				1,182,080,487

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 4.8%

$58,295	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $58,318,678, collateralized by $60,925,000 U.S. Treasury Bills, 0.000%, due 9/27/07, value $59,462,800	4.900%	4/02/07		$58,294,874

	Total Short-Term Investments (cost $58,294,874)				58,294,874

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.4%

217	Nasdaq 100 Index	$34,720,000	4/21/07	$1600	$24,304
441	Nasdaq 100 Index	71,662,500	4/21/07	1625	72,765
431	Nasdaq 100 Index	66,805,000	5/19/07	1550	204,725
422	Nasdaq 100 Index	66,465,000	6/16/07	1575	443,100
130	Nasdaq 100 Index	20,800,000	6/16/07	1600	165,750
888	S&P 500 Index	115,440,000	4/21/07	1300	111,000
911	S&P 500 Index	120,707,500	4/21/07	1325	182,200
835	S&P 500 Index	106,462,500	5/19/07	1275	288,075
1,777	S&P 500 Index	231,010,000	5/19/07	1300	835,190
854	S&P 500 Index	111,020,000	6/16/07	1300	674,660
910	S&P 500 Index	120,575,000	6/16/07	1325	937,300

7,816	Total Put Options (cost $4,698,245)	1,065,667,500			3,939,069

	Total Investments (cost $1,013,223,176) – 102.3%				1,244,314,430

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options Written – (2.3) % (3)
(3,530)	Mini-NDX 100 Index	$(63,540,000)	4/21/07	$180.0	$(571,860)
(1,385)	Mini-NDX 100 Index	(24,583,750)	5/19/07	177.5	(699,425)
(230)	Mini-NDX 100 Index	(4,197,500)	5/19/07	182.5	(57,960)
(2,100)	Mini-NDX 100 Index	(37,275,000)	6/16/07	177.5	(1,396,500)
(177)	Nasdaq 100 Index	(31,417,500)	4/21/07	1775	(507,990)
(177)	Nasdaq 100 Index	(32,302,500)	4/21/07	1825	(139,830)
(226)	Nasdaq 100 Index	(40,115,000)	5/19/07	1775	(1,145,820)
(163)	Nasdaq 100 Index	(29,747,500)	5/19/07	1825	(413,205)
(173)	Nasdaq 100 Index	(30,707,500)	6/16/07	1775	(1,149,585)
(759)	S&P 500 Index	(104,362,500)	4/21/07	1375	(4,147,935)
(759)	S&P 500 Index	(106,260,000)	4/21/07	1400	(2,569,215)
(1,547)	S&P 500 Index	(220,447,500)	4/21/07	1425	(2,568,020)
(833)	S&P 500 Index	(116,620,000)	5/19/07	1400	(3,760,995)
(766)	S&P 500 Index	(109,155,000)	5/19/07	1425	(2,163,950)
(760)	S&P 500 Index	(106,400,000)	6/16/07	1400	(4,130,600)
(751)	S&P 500 index	(107,017,500)	6/16/07	1425	(2,812,495)

(14,336)	Total Call Options Written (premiums received $31,980,670)	(1,164,148,750)			(28,235,385)

	Other Assets Less Liabilities – 0.0%				848,980

	Net Assets – 100%				$1,216,928,025

(1)	Non-income producing.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

(3)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and Federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $1,013,223,364.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$246,896,896
Depreciation	(15,805,830)

Net unrealized appreciation (depreciation) of investments	$231,091,066

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.